6. Convertible Promissory Notes: Convertible Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Accreted value of Convertible Promissory Notes		$ 783,778
Accretion Expense	$ 585,200
Conversion of the notes - transferred to equity	$ (1,368,978)